Regulatory Capital Requirements	12 Months Ended
Dec. 31, 2025
Regulatory Capital Requirements
Regulatory Capital Requirements

Note 22.  Regulatory Capital Requirements

The Company (on a consolidated basis) and the Bank are subject to various regulatory capital requirements administered by the federal banking agencies.  Failure to meet minimum capital requirements can initiate certain mandatory – and possibly additional discretionary – actions by regulators that, if undertaken, could have a direct material effect on the Company’s and the Bank’s financial statements.  Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and the Bank must meet specific capital guidelines that involve quantitative measures of their assets, liabilities, and certain off-balance-sheet items, as calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.  Additional prompt corrective action capital requirements are applicable to banks, but not to bank holding companies.

Under current banking rules governing required regulatory capital, the Company and the Bank are required to maintain minimum amounts and ratios (set forth in the table on the following page) of Common equity tier 1, Tier 1 and Total capital (as defined in the regulations) to risk-weighted assets (as defined), and of Tier 1 capital (as defined) to average assets (as defined).  The Company’s non-cumulative Series A preferred stock ($1.5 million liquidation preference in 2024) is includable without limitation in its Common equity tier 1 and Tier 1 capital.  Following consultation with the FRBB, the Board approved for repurchase the remaining 15 shares of preferred stock.  The Company redeemed the shares at par ($100,000 per share), plus the accrued quarterly dividend through the redemption date.  The redemption was completed during the fourth quarter of 2025.  The Company is allowed to include in Common equity tier 1 and Tier 1 capital an amount of trust preferred securities equal to no more than 25% of the sum of all core capital elements, which is generally defined as shareholders’ equity, less certain intangibles, including goodwill, net of any related deferred income tax liability or asset, with the balance includable in Tier 2 capital.  Management believes that, as of December 31, 2025, the Company and the Bank met all capital adequacy requirements to which they were subject.

As of December 31, 2025, the Bank was considered well capitalized under the regulatory capital framework for Prompt Corrective Action and the Company exceeded currently applicable consolidated regulatory guidelines for capital adequacy.

The following table shows the regulatory capital ratios for the Company and the Bank as of December 31:

			Minimum		For Capital		To Be Well
			For Capital		Adequacy Purposes		Capitalized Under
			Adequacy		with Conservation		Prompt Corrective
	Actual		Purposes		Buffer (1)		Action Provisions (2)
	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
December 31, 2025
Common equity tier 1 capital
(to risk-weighted assets)
Company	$111,724	12.77%	$39,377	4.50%	$61,253	7.00%	N/A	N/A
Bank	$123,559	14.13%	$39,345	4.50%	$61,203	7.00%	$56,831	6.50%
Tier 1 capital (to risk-weighted assets)
Company	$124,611	14.24%	$52,503	6.00%	$74,379	8.50%	N/A	N/A
Bank	$123,559	14.13%	$52,459	6.00%	$74,318	8.50%	$69,946	8.00%
Total capital (to risk-weighted assets)
Company	$135,556	15.49%	$70,003	8.00%	$91,879	10.50%	N/A	N/A
Bank	$134,495	15.38%	$69,946	8.00%	$91,804	10.50%	$87,432	10.00%
Tier 1 capital (to average assets)
Company	$124,611	10.00%	$49,832	4.00%	N/A	N/A	N/A	N/A
Bank	$123,559	9.92%	$49,807	4.00%	N/A	N/A	$62,258	5.00%

December 31, 2024:
Common equity tier 1 capital
(to risk-weighted assets)
Company	$100,751	11.90%	$38,086	4.50%	$59,244	7.00%	N/A	N/A
Bank	$114,323	13.52%	$38,053	4.50%	$59,194	7.00%	$54,966	6.50%
Tier 1 capital (to risk-weighted assets)
Company	$115,138	13.60%	$50,781	6.00%	$71,940	8.50%	N/A	N/A
Bank	$114,323	13.52%	$50,738	6.00%	$71,879	8.50%	$67,650	8.00%
Total capital (to risk-weighted assets)
Company	$125,652	14.85%	$67,708	8.00%	$88,867	10.50%	N/A	N/A
Bank	$124,837	14.76%	$67,650	8.00%	$88,791	10.50%	$84,563	10.00%
Tier 1 capital (to average assets)
Company	$115,138	9.46%	$48,690	4.00%	N/A	N/A	N/A	N/A
Bank	$114,323	9.40%	$48,665	4.00%	N/A	N/A	$60,831	5.00%

(1)	Conservation Buffer is calculated based on risk-weighted assets and does not apply to calculations of average assets.
(2)	Applicable to banks, but not bank holding companies.

The Company’s ability to pay dividends to its shareholders is largely dependent on the Bank’s ability to pay dividends to the Company.  In general, a national bank may not pay dividends that exceed net income for the current and preceding two years.  Regardless of statutory restrictions, as a matter of regulatory policy, banks and bank holding companies should pay dividends only out of current earnings and only if, after paying such dividends, they remain adequately capitalized.